Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
The following presents the fair values of these derivative instruments and the classification in the consolidated balance sheets.

Derivatives Designated as Cash Flow Hedging Instruments:	Balance Sheet Classification	December 31, 2012	December 31, 2011
Interest rate swaps	Other current liabilities	$1.3	$6.1
	Other liabilities	—	2.9

Derivative Financial Instruments
The following presents the effect of these derivative instruments (effective and ineffective portion) on other comprehensive income and amounts reclassified from accumulated other comprehensive income into interest expense.

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Interest Rate Swaps:
Loss recognized in other comprehensive income (effective portion)	$—	$0.1	$5.8	$23.3
Loss reclassified from other comprehensive income into interest expense (effective portion)	0.1	—	12.9	19.7
Loss recognized in interest expense (ineffective portion)	1.8	0.1	—	—

Changes in Accumulated Other Comprehensive Income (Loss) Related to Derivative Instruments
The following presents the balances and net changes in the accumulated other comprehensive income related to these derivative instruments, net of income taxes:

	Successor		Predecessor
Balances and Net Changes:	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011
Balance at beginning of period	$0.1	$6.5	$10.9
Change in ownership	—	(6.5)	—
Loss reclassified from accumulated other comprehensive income into interest expense, net of taxes of $0.0, $0.0 and $5.0	(0.1)	—	(7.9)
Net change in fair value of interest rate swaps (effective portion), net of taxes of $0.0, $0.0 and $2.3	—	0.1	3.5
Balance at end of period	$—	$0.1	$6.5